LVIP Delaware Wealth Builder Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–45.25%
U.S. MARKETS–41.94%
Aerospace & Defense–1.25%
Lockheed Martin Corp.	207	$ 79,962
Northrop Grumman Corp.	1,600	752,512
Raytheon Technologies Corp.	8,279	677,719
		1,510,193
Automobiles–0.06%
†Tesla, Inc.	282	74,800
		74,800
Banks–1.11%
Truist Financial Corp.	15,700	683,578
U.S. Bancorp	16,300	657,216
		1,340,794
Biotechnology–0.80%
AbbVie, Inc.	3,822	512,950
Amgen, Inc.	290	65,366
Gilead Sciences, Inc.	6,175	380,936
		959,252
Building Products–0.10%
Masco Corp.	2,502	116,818
		116,818
Capital Markets–1.31%
Ameriprise Financial, Inc.	1,291	325,267
BlackRock, Inc.	561	308,707
Blackstone, Inc.	3,344	279,893
Carlyle Group, Inc.	6,298	162,740
Diamond Hill Investment Group, Inc.	318	52,470
Evercore, Inc. Class A	594	48,857
Invesco Ltd.	10,772	147,576
Moelis & Co. Class A	2,466	83,376
S&P Global, Inc.	568	173,439
		1,582,325
Chemicals–0.91%
CF Industries Holdings, Inc.	2,337	224,936
Dow, Inc.	4,528	198,915
DuPont de Nemours, Inc.	13,300	670,320
		1,094,171
Communications Equipment–1.39%
Cisco Systems, Inc.	24,562	982,480
Motorola Solutions, Inc.	3,100	694,307
		1,676,787
Consumer Finance–0.83%
Discover Financial Services	8,593	781,276
Synchrony Financial	7,812	220,220
		1,001,496
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Diversified Telecommunication Services–0.90%
AT&T, Inc.	8,876	$ 136,158
Verizon Communications, Inc.	25,009	949,592
		1,085,750
Electric Utilities–0.53%
Edison International	11,200	633,696
		633,696
Entertainment–0.52%
†Walt Disney Co.	6,710	632,954
		632,954
Equity Real Estate Investment Trusts–2.87%
Agree Realty Corp.	353	23,856
Alexandria Real Estate Equities, Inc.	564	79,067
American Homes 4 Rent Class A	720	23,623
Apple Hospitality REIT, Inc.	3,166	44,514
AvalonBay Communities, Inc.	324	59,678
Boston Properties, Inc.	97	7,272
Brixmor Property Group, Inc.	2,629	48,558
Camden Property Trust	349	41,688
CareTrust REIT, Inc.	744	13,474
†Chatham Lodging Trust	1,563	15,427
City Office REIT, Inc.	238	2,373
Cousins Properties, Inc.	1,281	29,911
CubeSmart	204	8,172
Digital Realty Trust, Inc.	646	64,070
Douglas Emmett, Inc.	316	5,666
Duke Realty Corp.	1,571	75,722
EPR Properties	457	16,388
Equinix, Inc.	203	115,475
Equity LifeStyle Properties, Inc.	507	31,860
Equity Residential	11,116	747,217
Essential Properties Realty Trust, Inc.	1,099	21,376
Essex Property Trust, Inc.	317	76,787
Extra Space Storage, Inc.	580	100,172
Four Corners Property Trust, Inc.	607	14,683
Gaming & Leisure Properties, Inc.	1,244	55,035
Healthcare Realty Trust, Inc. Class A	1,824	38,030
Healthpeak Properties, Inc.	406	9,306
Highwoods Properties, Inc.	1,076	29,009
Host Hotels & Resorts, Inc.	2,356	37,413
Independence Realty Trust, Inc.	1,304	21,816
Invitation Homes, Inc.	2,770	93,543
LVIP Delaware Wealth Builder Fund–1

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts (continued)
Iron Mountain, Inc.	2,629	$ 115,597
Kilroy Realty Corp.	346	14,570
Kimco Realty Corp.	2,008	36,967
Kite Realty Group Trust	654	11,262
Lamar Advertising Co. Class A	127	10,476
Life Storage, Inc.	544	60,253
LXP Industrial Trust	1,860	17,038
Medical Properties Trust, Inc.	561	6,653
Mid-America Apartment Communities, Inc.	219	33,960
National Storage Affiliates Trust	490	20,374
NexPoint Residential Trust, Inc.	22	1,017
Omega Healthcare Investors, Inc.	83	2,448
Outfront Media, Inc.	947	14,385
Park Hotels & Resorts, Inc.	1,406	15,832
Phillips Edison & Co., Inc.	1,148	32,201
Piedmont Office Realty Trust, Inc. Class A	1,354	14,298
Plymouth Industrial REIT, Inc.	452	7,598
Prologis, Inc.	2,272	230,835
Public Storage	494	144,648
Realty Income Corp.	1,231	71,644
Regency Centers Corp.	674	36,295
Retail Opportunity Investments Corp.	2,878	39,601
Rexford Industrial Realty, Inc.	449	23,348
Simon Property Group, Inc.	636	57,081
SITE Centers Corp.	1,215	13,013
Spirit Realty Capital, Inc.	830	30,013
STORE Capital Corp.	1,096	34,338
Sun Communities, Inc.	257	34,780
Terreno Realty Corp.	399	21,143
UDR, Inc.	232	9,677
Urban Edge Properties	399	5,323
Ventas, Inc.	499	20,045
VICI Properties, Inc.	7,644	228,173
Welltower, Inc.	1,264	81,300
WP Carey, Inc.	200	13,960
		3,461,327
Food Products–1.17%
Archer-Daniels-Midland Co.	8,700	699,915
Conagra Brands, Inc.	22,000	717,860
		1,417,775
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Equipment & Supplies–1.29%
Baxter International, Inc.	11,500	$ 619,390
†Hologic, Inc.	10,986	708,817
Smith & Nephew PLC	20,150	232,587
		1,560,794
Health Care Providers & Services–1.73%
AmerisourceBergen Corp.	2,859	386,908
Cigna Corp.	2,700	749,169
CVS Health Corp.	7,708	735,112
†Molina Healthcare, Inc.	133	43,869
UnitedHealth Group, Inc.	345	174,239
		2,089,297
Hotels, Restaurants & Leisure–0.07%
Starbucks Corp.	1,057	89,063
		89,063
Household Durables–0.17%
Ethan Allen Interiors, Inc.	3,016	63,758
PulteGroup, Inc.	3,886	145,725
		209,483
Household Products–0.12%
Essity AB Class B	7,230	142,842
		142,842
Independent Power and Renewable Electricity Producers–0.21%
Vistra Corp.	12,090	253,890
		253,890
Industrial Conglomerates–0.54%
Honeywell International, Inc.	3,922	654,856
		654,856
Insurance–2.51%
American Financial Group, Inc.	2,933	360,554
American International Group, Inc.	14,900	707,452
Fidelity National Financial, Inc.	2,946	106,645
MetLife, Inc.	17,967	1,092,034
Principal Financial Group, Inc.	5,704	411,544
Prudential Financial, Inc.	4,091	350,926
		3,029,155
Interactive Media & Services–0.15%
†Alphabet, Inc. Class A	880	84,172
†Alphabet, Inc. Class C	680	65,382
†Meta Platforms, Inc. Class A	255	34,598
		184,152

LVIP Delaware Wealth Builder Fund–2

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Internet & Direct Marketing Retail–0.23%
†Amazon.com, Inc.	1,415	$ 159,895
eBay, Inc.	3,028	111,461
		271,356
IT Services–1.83%
†Amadeus IT Group SA	5,300	245,722
Cognizant Technology Solutions Corp. Class A	11,141	639,939
Fidelity National Information Services, Inc.	8,282	625,871
International Business Machines Corp.	438	52,039
†Kyndryl Holdings, Inc.	356	2,944
Paychex, Inc.	3,470	389,368
Western Union Co.	19,084	257,634
		2,213,517
Leisure Products–0.05%
Sturm Ruger & Co., Inc.	1,241	63,030
		63,030
Machinery–0.57%
Dover Corp.	5,772	672,900
Otis Worldwide Corp.	219	13,972
		686,872
Media–0.53%
Comcast Corp. Class A	20,247	593,845
Interpublic Group of Cos., Inc.	1,965	50,304
		644,149
Metals & Mining–0.05%
Ryerson Holding Corp.	2,396	61,673
		61,673
Mortgage Real Estate Investment Trusts (REITs)–0.06%
Rithm Capital Corp.	9,849	72,095
		72,095
Multiline Retail–1.36%
Dollar General Corp.	3,162	758,437
†Dollar Tree, Inc.	5,100	694,110
Macy's, Inc.	12,413	194,512
		1,647,059
Oil, Gas & Consumable Fuels–3.08%
APA Corp.	6,044	206,644
Chevron Corp.	1,783	256,164
ConocoPhillips	10,337	1,057,888
Coterra Energy, Inc.	6,688	174,690
Devon Energy Corp.	4,375	263,069
EOG Resources, Inc.	1,534	171,394
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	8,017	$ 699,964
Kinder Morgan, Inc.	15,115	251,514
Marathon Petroleum Corp.	3,887	386,096
Viper Energy Partners LP	3,059	87,671
Williams Cos., Inc.	5,835	167,056
		3,722,150
Pharmaceuticals–3.00%
Bristol-Myers Squibb Co.	6,759	480,497
Johnson & Johnson	8,683	1,418,455
Merck & Co., Inc.	14,373	1,237,803
Pfizer, Inc.	11,121	486,655
		3,623,410
Professional Services–0.05%
Robert Half International, Inc.	775	59,287
		59,287
Semiconductors & Semiconductor Equipment–2.54%
†Advanced Micro Devices, Inc.	1,184	75,018
Applied Materials, Inc.	1,898	155,503
Broadcom, Inc.	2,561	1,137,110
KLA Corp.	673	203,670
Lam Research Corp.	747	273,402
Microchip Technology, Inc.	894	54,561
Micron Technology, Inc.	3,113	155,961
Monolithic Power Systems, Inc.	820	297,988
NVIDIA Corp.	2,915	353,852
QUALCOMM, Inc.	3,164	357,469
		3,064,534
Software–1.98%
†Adobe, Inc.	179	49,261
†Dropbox, Inc. Class A	2,786	57,726
Microsoft Corp.	7,136	1,661,974
Oracle Corp.	10,200	622,914
		2,391,875
Specialty Retail–2.88%
Bath & Body Works, Inc.	7,644	249,194
Best Buy Co., Inc.	3,718	235,498
Buckle, Inc.	1,928	61,041
Home Depot, Inc.	2,110	582,233
Lowe's Cos., Inc.	2,534	475,911
Ross Stores, Inc.	3,649	307,501
TJX Cos., Inc.	18,720	1,162,886
Tractor Supply Co.	2,003	372,318
†Ulta Beauty, Inc.	82	32,898
		3,479,480

LVIP Delaware Wealth Builder Fund–3

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Technology Hardware, Storage & Peripherals–2.48%
Apple, Inc.	16,418	$ 2,268,968
Dell Technologies, Inc. Class C	3,051	104,253
HP, Inc.	12,683	316,060
NetApp, Inc.	5,023	310,672
		2,999,953
Textiles, Apparel & Luxury Goods–0.18%
NIKE, Inc. Class B	2,624	218,107
		218,107
Tobacco–0.37%
Philip Morris International, Inc.	4,952	411,066
Vector Group Ltd.	3,463	30,509
		441,575
Trading Companies & Distributors–0.16%
Boise Cascade Co.	3,234	192,294
		192,294
Total U.S. Markets (Cost $45,250,836)		50,654,086
§DEVELOPED MARKETS–3.31%
Beverages–0.26%
Asahi Group Holdings Ltd.	1,600	49,882
Diageo PLC	6,280	264,347
		314,229
Chemicals–0.18%
Air Liquide SA	1,910	218,311
		218,311
Commercial Services & Supplies–0.10%
Securitas AB Class B	17,610	122,249
		122,249
Diversified Telecommunication Services–0.06%
Orange SA	8,330	75,341
		75,341
Food & Staples Retailing–0.27%
Koninklijke Ahold Delhaize NV	10,210	260,063
Seven & i Holdings Co. Ltd.	1,700	68,289
		328,352
Food Products–0.37%
Danone SA	3,460	163,607
Nestle SA	2,620	283,372
		446,979
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Health Care Providers & Services–0.08%
Fresenius Medical Care AG & Co. KGaA	3,220	$ 90,717
		90,717
Hotels, Restaurants & Leisure–0.16%
Sodexo SA	2,520	189,253
		189,253
Machinery–0.16%
Knorr-Bremse AG	2,040	87,604
Makita Corp.	5,100	98,967
		186,571
Media–0.07%
†Publicis Groupe SA	1,870	88,606
		88,606
Personal Products–0.27%
Kao Corp.	4,700	191,245
Unilever PLC	3,170	139,289
		330,534
Pharmaceuticals–0.36%
Novo Nordisk AS Class B	2,370	236,094
Roche Holding AG	590	192,065
		428,159
Professional Services–0.09%
Intertek Group PLC	2,730	112,009
		112,009
Software–0.15%
SAP SE	2,200	179,289
		179,289
Specialty Retail–0.06%
H & M Hennes & Mauritz AB Class B	8,230	76,087
		76,087
Textiles, Apparel & Luxury Goods–0.30%
adidas AG	1,260	144,851
Swatch Group AG	980	220,107
		364,958
Tobacco–0.31%
Altria Group, Inc.	9,222	372,384
		372,384

LVIP Delaware Wealth Builder Fund–4

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Wireless Telecommunication Services–0.06%
KDDI Corp.	2,400	$ 70,167
		70,167
Total Developed Markets (Cost $4,713,727)		3,994,195
Total Common Stock (Cost $49,964,563)		54,648,281
RIGHTS–0.02%
†Securitas AB	70,440	29,388
Total Rights (Cost $45,141)		29,388

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.00%
Fannie Mae Grantor Trust Series 2001-T7 A1 7.50% 2/25/41	16	16
Total Agency Collateralized Mortgage Obligations (Cost $15)		16
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.03%
•FREMF Mortgage Trust Series 2017-K71 B 3.88% 11/25/50	35,000	31,986
Total Agency Commercial Mortgage-Backed Security (Cost $34,539)		31,986
AGENCY MORTGAGE-BACKED SECURITIES–12.62%
Fannie Mae S.F. 15 yr
2.00% 3/1/36	74,194	65,458
2.50% 7/1/36	339,003	308,063
Fannie Mae S.F. 20 yr
2.00% 3/1/41	134,226	112,452
2.00% 5/1/41	394,890	330,887
3.00% 3/1/33	143,887	132,581
3.00% 12/1/37	131,848	120,528
3.00% 1/1/38	115,316	105,452
3.00% 10/1/47	36,005	31,148
4.00% 8/1/42	322,055	302,398
4.00% 9/1/42	302,041	283,605
4.50% 2/1/44	88,247	85,922
Fannie Mae S.F. 30 yr
2.00% 12/1/50	50,776	41,370
2.00% 1/1/51	52,642	42,985
2.00% 2/1/51	195,638	159,564
2.00% 5/1/51	512,519	417,073
2.50% 1/1/51	151,864	128,490
2.50% 5/1/51	23,662	19,953
2.50% 7/1/51	30,871	26,054
2.50% 8/1/51	175,331	148,310
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
2.50% 2/1/52	237,728	$ 200,194
2.50% 4/1/52	141,903	119,358
3.00% 1/1/47	5,955	5,332
3.00% 7/1/47	491,264	435,342
3.00% 2/1/48	341,154	303,774
3.00% 3/1/48	149,327	132,502
3.00% 11/1/48	35,254	31,353
3.00% 3/1/50	5,555	4,922
3.00% 7/1/50	106,714	94,126
3.00% 5/1/51	24,658	21,677
3.00% 12/1/51	328,349	288,479
3.50% 7/1/47	97,643	89,705
3.50% 2/1/48	388,086	354,642
3.50% 11/1/48	52,100	47,654
3.50% 12/1/49	452,937	412,007
3.50% 3/1/50	43,175	39,475
4.00% 6/1/48	55,267	52,312
4.50% 6/1/40	6,567	6,442
4.50% 7/1/40	8,588	8,265
4.50% 8/1/41	16,918	16,574
4.50% 5/1/46	35,678	34,956
4.50% 4/1/48	32,928	32,407
4.50% 12/1/48	33,990	32,825
4.50% 1/1/49	52,063	50,351
4.50% 1/1/50	96,916	94,318
5.00% 7/1/52	178,303	174,432
5.50% 5/1/44	237,097	244,642
6.00% 6/1/41	58,838	61,815
6.00% 7/1/41	104,417	109,753
Fannie Mae S.F. 30 yr TBA
5.00% 10/1/52	462,000	450,019
5.50% 10/1/52	1,125,000	1,118,144
Freddie Mac S.F. 15 yr
2.00% 12/1/35	205,332	181,672
3.00% 3/1/35	172,472	160,296
4.50% 9/1/37	319,310	314,308
Freddie Mac S.F. 20 yr
2.50% 6/1/41	560,379	481,952
3.00% 4/1/42	60,045	53,247
Freddie Mac S.F. 30 yr
2.00% 4/1/51	152,511	124,124
2.00% 8/1/51	367,109	298,490
2.00% 9/1/51	251,575	204,513
2.50% 10/1/50	362,458	306,810
2.50% 11/1/50	119,540	101,016
2.50% 2/1/51	73,097	61,855
2.50% 8/1/51	123,116	103,939
2.50% 10/1/51	301,314	254,720
2.50% 1/1/52	488,242	411,358
3.00% 8/1/48	66,344	58,562
3.00% 11/1/49	7,962	6,986
3.00% 1/1/50	34,440	30,365
3.00% 8/1/51	78,959	69,164
3.00% 2/1/52	170,378	148,687

LVIP Delaware Wealth Builder Fund–5

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.50% 6/1/47	492,237	$ 449,879
3.50% 11/1/48	521,314	476,739
3.50% 6/1/52	195,288	176,139
4.00% 10/1/47	86,730	81,743
4.00% 8/1/52	607,504	565,294
4.50% 8/1/48	190,173	184,169
4.50% 1/1/49	81,553	78,798
4.50% 3/1/49	26,044	25,193
4.50% 4/1/49	37,557	36,487
4.50% 8/1/49	81,049	78,779
4.50% 7/1/52	191,445	182,895
4.50% 9/1/52	526,000	502,704
5.00% 7/1/52	304,813	298,214
5.50% 9/1/41	42,874	44,337
5.50% 9/1/52	590,000	593,970
GNMA I S.F. 30 yr 3.00% 3/15/50	18,720	16,539
GNMA II S.F. 30 yr
3.00% 12/20/51	171,060	151,500
5.50% 5/20/37	2,497	2,585
Total Agency Mortgage-Backed Securities (Cost $16,833,824)		15,248,118
CORPORATE BONDS–19.12%
Aerospace & Defense–0.54%
Boeing Co. 3.25% 2/1/28	95,000	82,862
Lockheed Martin Corp.
1.85% 6/15/30	500,000	405,163
3.90% 6/15/32	35,000	32,423
4.15% 6/15/53	25,000	20,896
Teledyne Technologies, Inc.
2.25% 4/1/28	75,000	62,555
2.75% 4/1/31	65,000	51,255
		655,154
Agriculture–0.20%
BAT Capital Corp. 2.26% 3/25/28	75,000	59,655
BAT International Finance PLC 1.67% 3/25/26	45,000	38,899
Bunge Ltd. Finance Corp. 1.63% 8/17/25	155,000	139,430
		237,984
Airlines–0.09%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50% 6/20/27	114,000	111,581
		111,581
Auto Manufacturers–0.27%
General Motors Co.
5.40% 10/15/29	105,000	96,815
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Co. (continued)
5.60% 10/15/32	15,000	$ 13,390
General Motors Financial Co., Inc.
4.35% 4/9/25	210,000	202,775
5.25% 3/1/26	18,000	17,516
		330,496
Auto Parts & Equipment–0.16%
Aptiv PLC 3.10% 12/1/51	287,000	160,718
Aptiv PLC/Aptiv Corp. 3.25% 3/1/32	40,000	31,846
		192,564
Banks–4.84%
μBank of America Corp.
2.48% 9/21/36	180,000	130,012
2.55% 2/4/28	30,000	26,102
2.97% 2/4/33	20,000	15,635
4.95% 7/22/28	120,000	115,300
6.13% 4/27/27	25,000	23,625
Bank of Montreal 1.85% 5/1/25	445,000	409,409
μBank of New York Mellon Corp. 4.70% 9/20/25	180,000	172,350
Barclays PLC 5.20% 5/12/26	215,000	204,373
Citigroup, Inc. 5.61% 9/29/26	190,000	188,952
μCredit Suisse Group AG 3.87% 1/12/29	475,000	387,416
μFifth Third Bancorp 4.34% 4/25/33	225,000	199,401
Goldman Sachs Group, Inc.
μ1.54% 9/10/27	221,000	186,710
2.60% 2/7/30	50,000	40,319
μ3.10% 2/24/33	10,000	7,943
μ3.62% 3/15/28	85,000	77,354
μJPMorgan Chase & Co.
1.76% 11/19/31	265,000	193,696
1.95% 2/4/32	155,000	114,658
3.33% 4/22/52	15,000	9,888
4.60% 2/1/25	60,000	52,266
4.85% 7/25/28	125,000	120,022
4.91% 7/25/33	25,000	23,054
KeyBank NA 3.40% 5/20/26	250,000	231,383
μKeyCorp 4.79% 6/1/33	85,000	77,917
μMorgan Stanley
1.93% 4/28/32	125,000	91,256
2.48% 1/21/28	45,000	39,330
2.48% 9/16/36	182,000	130,426
PNC Financial Services Group, Inc.
2.60% 7/23/26	315,000	287,337
μ6.00% 5/15/27	20,000	18,550
μ6.20% 9/15/27	40,000	37,800
State Street Corp.
μ2.20% 2/7/28	40,000	35,068

LVIP Delaware Wealth Builder Fund–6

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
State Street Corp. (continued)
3.10% 5/15/23	25,000	$ 24,788
3.30% 12/16/24	480,000	466,673
SVB Financial Group
1.80% 10/28/26	15,000	12,891
1.80% 2/2/31	325,000	232,595
μ4.57% 4/29/33	47,000	41,186
Toronto-Dominion Bank 4.11% 6/8/27	130,000	122,572
μTruist Bank 2.64% 9/17/29	522,000	486,362
μTruist Financial Corp.
1.89% 6/7/29	50,000	40,905
4.92% 7/28/33	50,000	45,196
4.95% 9/1/25	65,000	62,451
U.S. Bancorp
μ2.22% 1/27/28	20,000	17,616
μ2.49% 11/3/36	30,000	22,548
μ2.68% 1/27/33	25,000	20,083
3.00% 7/30/29	70,000	60,188
3.10% 4/27/26	65,000	60,732
3.38% 2/5/24	165,000	162,161
μWells Fargo & Co.
4.61% 4/25/53	35,000	28,435
4.81% 7/25/28	300,000	286,118
		5,841,052
Biotechnology–0.58%
Amgen, Inc.
2.80% 8/15/41	150,000	102,382
3.00% 1/15/52	115,000	71,888
CSL Finance PLC
4.05% 4/27/29	15,000	13,816
4.75% 4/27/52	20,000	17,209
Gilead Sciences, Inc. 4.15% 3/1/47	410,000	325,421
Regeneron Pharmaceuticals, Inc.
1.75% 9/15/30	35,000	26,490
2.80% 9/15/50	36,000	21,754
Royalty Pharma PLC 1.75% 9/2/27	145,000	119,825
		698,785
Chemicals–0.24%
Celanese U.S. Holdings LLC
6.05% 3/15/25	20,000	19,537
6.17% 7/15/27	105,000	99,373
Westlake Corp. 3.13% 8/15/51	270,000	166,307
		285,217
Commercial Services–0.14%
PayPal Holdings, Inc.
3.90% 6/1/27	10,000	9,581
4.40% 6/1/32	175,000	163,106
		172,687
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services–1.30%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00% 10/29/28	150,000	$ 120,295
4.45% 4/3/26	325,000	303,192
Air Lease Corp.
2.88% 1/15/26	410,000	367,018
2.88% 1/15/32	140,000	105,519
3.00% 2/1/30	345,000	273,210
Jefferies Group LLC
6.45% 6/8/27	25,000	25,346
6.50% 1/20/43	15,000	14,073
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 2.63% 10/15/31	500,000	362,731
		1,571,384
Electric–2.48%
AEP Texas, Inc. 3.45% 1/15/50	20,000	13,578
Baltimore Gas & Electric Co. 4.55% 6/1/52	195,000	167,315
Duke Energy Indiana LLC
2.75% 4/1/50	125,000	77,618
3.25% 10/1/49	275,000	186,528
Entergy Louisiana LLC 4.95% 1/15/45	20,000	17,934
Entergy Mississippi LLC 2.85% 6/1/28	165,000	143,835
Entergy Texas, Inc. 3.55% 9/30/49	325,000	228,502
Evergy Kansas Central, Inc. 3.45% 4/15/50	80,000	56,700
Eversource Energy 2.90% 3/1/27	30,000	27,224
Fells Point Funding Trust 3.05% 1/31/27	100,000	89,086
FirstEnergy Transmission LLC 4.55% 4/1/49	25,000	19,527
National Rural Utilities Cooperative Finance Corp. 2.85% 1/27/25	330,000	316,012
Nevada Power Co. 3.13% 8/1/50	165,000	106,476
NextEra Energy Capital Holdings, Inc.
3.00% 1/15/52	115,000	73,375
5.00% 7/15/32	185,000	176,633
Pacific Gas & Electric Co.
2.10% 8/1/27	205,000	165,716
3.25% 6/1/31	315,000	240,332
PacifiCorp
2.70% 9/15/30	15,000	12,525
3.30% 3/15/51	20,000	13,984
Southern California Edison Co.
3.45% 2/1/52	66,000	44,384

LVIP Delaware Wealth Builder Fund–7

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Southern California Edison Co. (continued)
3.65% 2/1/50	80,000	$ 54,747
4.00% 4/1/47	85,000	61,929
4.88% 3/1/49	130,000	108,650
Southwestern Electric Power Co. 4.10% 9/15/28	460,000	424,678
Vistra Operations Co. LLC 5.13% 5/13/25	116,000	112,305
WEC Energy Group, Inc. 1.80% 10/15/30	40,000	30,523
Xcel Energy, Inc. 2.60% 12/1/29	25,000	20,769
		2,990,885
Entertainment–0.17%
Warnermedia Holdings, Inc.
3.76% 3/15/27	190,000	169,994
4.28% 3/15/32	10,000	8,227
5.14% 3/15/52	40,000	29,072
		207,293
Food–0.09%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.00% 2/2/29	136,000	111,272
		111,272
Gas–0.12%
Southern California Gas Co. 2.95% 4/15/27	95,000	86,726
SouthernGas Capital Corp. 5.15% 9/15/32	63,000	60,200
		146,926
Health Care Products–0.05%
Baxter International, Inc. 3.13% 12/1/51	18,000	11,501
Stryker Corp. 1.95% 6/15/30	55,000	43,556
		55,057
Health Care Services–0.33%
HCA, Inc. 3.13% 3/15/27	190,000	168,205
UnitedHealth Group, Inc. 4.00% 5/15/29	250,000	232,934
		401,139
Insurance–0.37%
Aon Corp./Aon Global Holdings PLC 2.90% 8/23/51	85,000	52,602
Berkshire Hathaway Finance Corp. 3.85% 3/15/52	215,000	164,265
Brighthouse Financial, Inc.
3.85% 12/22/51	168,000	101,716
4.70% 6/22/47	22,000	15,573
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Brown & Brown, Inc.
2.38% 3/15/31	16,000	$ 11,950
4.95% 3/17/52	56,000	45,393
Jackson Financial, Inc.
3.13% 11/23/31	30,000	22,572
4.00% 11/23/51	55,000	34,355
		448,426
Internet–0.30%
Amazon.com, Inc.
1.50% 6/3/30	375,000	295,835
2.50% 6/3/50	45,000	28,095
3.60% 4/13/32	40,000	36,371
		360,301
Machinery Construction & Mining–0.20%
Caterpillar, Inc.
2.60% 4/9/30	240,000	204,161
3.25% 4/9/50	55,000	40,415
		244,576
Machinery Diversified–0.46%
Otis Worldwide Corp.
2.57% 2/15/30	620,000	507,113
3.11% 2/15/40	60,000	42,350
3.36% 2/15/50	10,000	6,744
		556,207
Media–0.86%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85% 4/1/61	115,000	67,137
4.40% 12/1/61	215,000	136,971
Comcast Corp.
3.20% 7/15/36	105,000	81,188
3.75% 4/1/40	300,000	235,834
Discovery Communications LLC 4.00% 9/15/55	510,000	300,695
Time Warner Cable LLC 7.30% 7/1/38	165,000	156,911
Time Warner Entertainment Co. LP 8.38% 3/15/23	65,000	65,903
		1,044,639
Mining–0.43%
Newmont Corp.
2.25% 10/1/30	65,000	50,281
2.60% 7/15/32	45,000	34,310
2.80% 10/1/29	520,000	430,462
		515,053
Miscellaneous Manufacturing–0.22%
Eaton Corp. 4.15% 3/15/33	95,000	85,832

LVIP Delaware Wealth Builder Fund–8

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
Parker-Hannifin Corp. 4.25% 9/15/27	185,000	$ 176,204
		262,036
Office Business Equipment–0.14%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	15,000	13,011
3.28% 12/1/28	195,000	162,731
		175,742
Oil & Gas–0.35%
BP Capital Markets America, Inc. 2.72% 1/12/32	45,000	36,558
ConocoPhillips Co. 3.80% 3/15/52	160,000	122,262
Continental Resources, Inc. 2.88% 4/1/32	50,000	36,615
Devon Energy Corp. 4.75% 5/15/42	160,000	130,291
Diamondback Energy, Inc. 4.25% 3/15/52	130,000	94,904
		420,630
Pharmaceuticals–0.71%
AbbVie, Inc. 4.05% 11/21/39	217,000	174,558
Cigna Corp.
2.40% 3/15/30	35,000	28,504
3.20% 3/15/40	30,000	21,567
CVS Health Corp.
2.70% 8/21/40	170,000	111,593
3.75% 4/1/30	35,000	31,124
4.30% 3/25/28	172,000	162,223
4.78% 3/25/38	375,000	328,763
		858,332
Pipelines–0.82%
Energy Transfer LP
5.25% 4/15/29	140,000	131,664
6.25% 4/15/49	230,000	204,039
Enterprise Products Operating LLC 3.30% 2/15/53	20,000	13,011
MPLX LP
1.75% 3/1/26	30,000	26,249
4.00% 3/15/28	85,000	77,431
4.13% 3/1/27	105,000	97,934
4.70% 4/15/48	35,000	26,667
5.50% 2/15/49	295,000	250,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	160,000	148,006
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	20,000	$ 16,371
		991,747
Real Estate Investment Trusts–0.47%
American Homes 4 Rent LP 3.63% 4/15/32	35,000	28,867
American Tower Corp. 1.88% 10/15/30	480,000	355,213
Crown Castle, Inc. 1.05% 7/15/26	45,000	38,011
VICI Properties LP 4.95% 2/15/30	160,000	144,594
		566,685
Retail–0.30%
AutoNation, Inc. 3.85% 3/1/32	160,000	126,427
Home Depot, Inc. 2.70% 4/15/30	270,000	230,604
		357,031
Semiconductors–0.44%
Broadcom, Inc. 3.47% 4/15/34	163,000	122,291
Entegris Escrow Corp. 4.75% 4/15/29	40,000	35,233
KLA Corp. 4.95% 7/15/52	55,000	49,964
Micron Technology, Inc. 2.70% 4/15/32	30,000	21,831
NXP BV/NXP Funding LLC 4.88% 3/1/24	250,000	247,041
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.13% 2/15/42	30,000	19,105
3.25% 5/11/41	65,000	42,631
		538,096
Software–0.18%
Autodesk, Inc. 2.40% 12/15/31	75,000	58,335
Fidelity National Information Services, Inc. 4.70% 7/15/27	20,000	19,250
Workday, Inc.
3.50% 4/1/27	5,000	4,625
3.70% 4/1/29	10,000	8,969
3.80% 4/1/32	150,000	130,197
		221,376
Telecommunications–1.02%
AT&T, Inc.
3.50% 6/1/41	30,000	21,608
3.50% 9/15/53	435,000	289,858
T-Mobile USA, Inc.
2.40% 3/15/29	5,000	4,081
2.55% 2/15/31	25,000	19,807
3.00% 2/15/41	565,000	377,613
3.75% 4/15/27	90,000	83,056

LVIP Delaware Wealth Builder Fund–9

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications, Inc.
2.36% 3/15/32	60,000	$ 46,010
2.88% 11/20/50	35,000	21,403
3.40% 3/22/41	70,000	51,110
4.50% 8/10/33	350,000	315,237
		1,229,783
Transportation–0.08%
Burlington Northern Santa Fe LLC
2.88% 6/15/52	60,000	39,184
4.45% 1/15/53	45,000	39,000
Canadian Pacific Railway Co. 2.45% 12/2/31	20,000	15,998
		94,182
Water–0.17%
American Water Capital Corp. 4.45% 6/1/32	190,000	176,357
Essential Utilities, Inc. 2.70% 4/15/30	30,000	24,555
		200,912
Total Corporate Bonds (Cost $28,095,307)		23,095,230
MUNICIPAL BOND–0.01%
South Carolina Public Service Authority Series D 4.77% 12/1/45	10,000	8,928
Total Municipal Bond (Cost $11,189)		8,928
NON-AGENCY ASSET-BACKED SECURITIES–3.09%
•AMMC CLO 22 Ltd. Series 2018-22A A 3.81% (LIBOR03M + 1.03%) 4/25/31	100,000	97,562
•Apex Credit CLO Ltd. Series 2018-1A A2 3.81% (LIBOR03M + 1.03%) 4/25/31	100,000	96,401
•Bethpage Park CLO Ltd. Series 2021-1A A 3.64% (LIBOR03M + 1.13%) 1/15/35	250,000	237,055
•Cedar Funding IX CLO Ltd. Series 2018-9A A1 3.69% (LIBOR03M + 0.98%) 4/20/31	500,000	487,959
Diamond Infrastructure Funding LLC Series 2021-1A A 1.76% 4/15/49	215,000	176,488
Domino's Pizza Master Issuer LLC Series 2021-1A A2I 2.66% 4/25/51	345,625	284,617
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC Series 2022-2 A2 4.65% 5/21/29	160,000	$ 158,692
•Man GLG U.S. CLO Series 2018-1A A1R 3.85% (LIBOR03M + 1.14%) 4/22/30	250,000	240,841
•Morgan Stanley Eaton Vance CLO Ltd. Series 2021-1A A 3.94% (LIBOR03M + 1.16%) 10/20/34	250,000	238,018
•Octagon Investment Partners 33 Ltd. Series 2017-1A A1 3.90% (LIBOR03M + 1.19%) 1/20/31	250,000	244,371
•Sound Point CLO XXI Ltd. Series 2018-3A A1A 3.95% (LIBOR03M + 1.18%) 10/26/31	250,000	240,582
Taco Bell Funding LLC Series 2021-1A A2I 1.95% 8/25/51	297,750	248,723
Toyota Auto Loan Extended Note Trust Series 2022-1A A 3.82% 4/25/35	270,000	258,807
Trafigura Securitisation Finance PLC Series 2021-1A A2 1.08% 1/15/25	500,000	455,801
Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	270,000	264,825
Total Non-Agency Asset-Backed Securities (Cost $3,999,073)		3,730,742
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.20%
•GS Mortgage-Backed Securities Trust Series 2021-PJ7 A2 2.50% 1/25/52	88,755	70,602
•JP Morgan Mortgage Trust
Series 2014-2 B2 3.42% 6/25/29	31,567	27,886
Series 2021-10 A3 2.50% 12/25/51	89,768	71,351
•Morgan Stanley Residential Mortgage Loan Trust Series 2021-4 A3 2.50% 7/25/51	90,047	71,517
•Sequoia Mortgage Trust Series 2015-1 B2 3.92% 1/25/45	4,970	4,687
Total Non-Agency Collateralized Mortgage Obligations (Cost $310,044)		246,043

LVIP Delaware Wealth Builder Fund–10

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–4.22%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	70,000	$ 64,285
•Series 2017-BNK5 B 3.90% 6/15/60	50,000	44,604
Series 2019-BN20 A3 3.01% 9/15/62	395,000	342,220
Series 2020-BN25 A5 2.65% 1/15/63	800,000	676,782
Series 2021-BN36 A5 2.47% 9/15/64	680,000	545,918
•Series 2022-BNK41 A4 3.92% 4/15/65	70,000	63,353
Benchmark Mortgage Trust
•Series 2019-B10 B 4.18% 3/15/62	225,000	198,976
Series 2020-B20 A5 2.03% 10/15/53	50,000	39,459
Series 2020-B21 A5 1.98% 12/17/53	45,000	35,303
Series 2021-B24 A5 2.58% 3/15/54	47,000	38,240
Cantor Commercial Real Estate Lending Series 2019-CF1 A5 3.79% 5/15/52	155,000	139,222
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	56,780	52,793
Series 2019-CD8 A4 2.91% 8/15/57	400,000	342,676
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	95,000	89,049
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	45,000	43,306
Series 2016-P3 A4 3.33% 4/15/49	145,000	135,538
Series 2019-C7 A4 3.10% 12/15/72	500,000	429,266
Series 2020-555 A 2.65% 12/10/41	100,000	83,443
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	40,000	39,498
Series 2014-CR19 A5 3.80% 8/10/47	30,000	28,889
Series 2014-CR20 AM 3.94% 11/10/47	85,000	80,627
Series 2015-3BP A 3.18% 2/10/35	100,000	92,280
Series 2015-CR23 A4 3.50% 5/10/48	35,000	33,129
Series 2016-CR28 A4 3.76% 2/10/49	50,000	47,418
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	75,000	$ 69,791
Grace Trust Series 2020-GRCE A 2.35% 12/10/40	200,000	156,696
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	30,000	28,765
Series 2017-GS5 A4 3.67% 3/10/50	65,000	60,558
Series 2019-GC39 A4 3.57% 5/10/52	20,000	18,132
Series 2020-GC47 A5 2.38% 5/12/53	35,000	28,613
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	35,000	34,196
Series 2015-JP1 A5 3.91% 1/15/49	30,000	28,627
Series 2016-JP2 AS 3.06% 8/15/49	60,000	53,229
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	173,626	165,158
Series 2015-C33 A4 3.77% 12/15/48	220,000	209,404
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	75,000	69,598
Series 2017-C7 A5 3.41% 10/15/50	195,000	178,545
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	40,000	38,819
Series 2015-C26 A5 3.53% 10/15/48	35,000	33,104
Series 2016-C29 A4 3.33% 5/15/49	35,000	32,692
Morgan Stanley Capital I Trust Series 2019-L3 A4 3.13% 11/15/52	100,000	86,580
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.62% 9/15/57	65,000	61,617
Series 2016-BNK1 A3 2.65% 8/15/49	60,000	54,307
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $5,999,338)		5,094,705
U.S. TREASURY OBLIGATIONS–12.73%
U.S. Treasury Bonds
1.88% 11/15/51	85,000	56,210
2.00% 8/15/51	175,000	119,533

LVIP Delaware Wealth Builder Fund–11

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
2.25% 8/15/46	320,000	$ 230,425
2.25% 2/15/52	1,210,000	879,141
2.38% 2/15/42	250,000	191,563
2.88% 5/15/52	765,000	641,524
3.25% 5/15/42	355,000	315,063
•U.S. Treasury Floating Rate Note 3.33% 7/31/24 (USBMMY3M + 0.04%)	805,000	804,014
U.S. Treasury Notes
0.13% 4/30/23	1,600,000	1,564,188
2.63% 7/31/29	2,160,000	1,984,837
2.75% 5/15/25	3,290,000	3,165,982
2.75% 8/15/32	2,435,000	2,226,503
2.88% 5/15/32	575,000	531,605
3.13% 8/31/27	50,000	47,961
3.25% 6/30/27	2,155,000	2,076,881
3.25% 6/30/29	10,000	9,558
^U.S. Treasury Strip Principal 0.00% 5/15/44	1,275,000	524,243
Total U.S. Treasury Obligations (Cost $16,591,273)		15,369,231

	Number of Shares	Value (U.S. $)
EXCHANGE-TRADED FUNDS–1.33%
iShares Core MSCI EAFE ETF	1,590	$ 83,746
Vanguard Russell 2000 ETF	13,943	929,022
Xtrackers USD High Yield Corporate Bond ETF	18,254	597,636
Total Exchange-Traded Funds (Cost $1,915,404)		1,610,404
MONEY MARKET FUND–2.33%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.94%)	2,809,940	2,809,940
Total Money Market Fund (Cost $2,809,940)		2,809,940

TOTAL INVESTMENTS–100.95% (Cost $126,609,650)	121,923,012
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.95%)	(1,152,747)
NET ASSETS APPLICABLE TO 12,005,208 SHARES OUTSTANDING–100.00%	$120,770,265

† Non-income producing.
§ Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
LVIP Delaware Wealth Builder Fund–12

LVIP Delaware Wealth Builder Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2022:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(13)	U.S. Treasury 10 yr Notes	$(1,456,813)	$(1,532,244)	12/20/22	$75,431	$—
(9)	U.S. Treasury 10 yr Ultra Notes	(1,066,359)	(1,128,808)	12/20/22	62,449	—
13	U.S. Treasury 5 yr Notes	1,397,602	1,445,846	12/30/22	—	(48,244)
4	U.S. Treasury Long Bonds	505,625	549,009	12/20/22	—	(43,384)
Total Futures Contracts					$137,880	$(91,628)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2022.

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
IT–Information Technology
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
S.F.–Single Family
TBA–To be announced
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
USD–United States Dollar
yr–Year
See accompanying notes.
LVIP Delaware Wealth Builder Fund–13

LVIP Delaware Wealth Builder Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Wealth Builder Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP Delaware Wealth Builder Fund–14

LVIP Delaware Wealth Builder Fund
Notes (continued)
 2. Investments (continued)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$1,510,193	$—	$—	$1,510,193
Automobiles	74,800	—	—	74,800
Banks	1,340,794	—	—	1,340,794
Biotechnology	959,252	—	—	959,252
Building Products	116,818	—	—	116,818
Capital Markets	1,582,325	—	—	1,582,325
Chemicals	1,094,171	—	—	1,094,171
Communications Equipment	1,676,787	—	—	1,676,787
Consumer Finance	1,001,496	—	—	1,001,496
Diversified Telecommunication Services	1,085,750	—	—	1,085,750
Electric Utilities	633,696	—	—	633,696
Entertainment	632,954	—	—	632,954
Equity Real Estate Investment Trusts	3,461,327	—	—	3,461,327
Food Products	1,417,775	—	—	1,417,775
Health Care Equipment & Supplies	1,328,207	232,587	—	1,560,794
Health Care Providers & Services	2,089,297	—	—	2,089,297
Hotels, Restaurants & Leisure	89,063	—	—	89,063
Household Durables	209,483	—	—	209,483
Household Products	—	142,842	—	142,842
Independent Power and Renewable Electricity Producers	253,890	—	—	253,890
Industrial Conglomerates	654,856	—	—	654,856
Insurance	3,029,155	—	—	3,029,155
Interactive Media & Services	184,152	—	—	184,152
Internet & Direct Marketing Retail	271,356	—	—	271,356
IT Services	1,967,795	245,722	—	2,213,517
Leisure Products	63,030	—	—	63,030
Machinery	686,872	—	—	686,872
Media	644,149	—	—	644,149
Metals & Mining	61,673	—	—	61,673
Mortgage Real Estate Investment Trusts (REITs)	72,095	—	—	72,095
Multiline Retail	1,647,059	—	—	1,647,059
Oil, Gas & Consumable Fuels	3,722,150	—	—	3,722,150
Pharmaceuticals	3,623,410	—	—	3,623,410
Professional Services	59,287	—	—	59,287
Semiconductors & Semiconductor Equipment	3,064,534	—	—	3,064,534
Software	2,391,875	—	—	2,391,875
Specialty Retail	3,479,480	—	—	3,479,480
Technology Hardware, Storage & Peripherals	2,999,953	—	—	2,999,953
Textiles, Apparel & Luxury Goods	218,107	—	—	218,107
Tobacco	441,575	—	—	441,575
Trading Companies & Distributors	192,294	—	—	192,294
Developed Markets
Beverages	—	314,229	—	314,229
Chemicals	—	218,311	—	218,311
Commercial Services & Supplies	—	122,249	—	122,249
Diversified Telecommunication Services	—	75,341	—	75,341
Food & Staples Retailing	—	328,352	—	328,352
Food Products	—	446,979	—	446,979
Health Care Providers & Services	—	90,717	—	90,717
Hotels, Restaurants & Leisure	—	189,253	—	189,253
Machinery	—	186,571	—	186,571
LVIP Delaware Wealth Builder Fund–15

LVIP Delaware Wealth Builder Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
Developed Markets (continued)
Media	$—	$88,606	$—	$88,606
Personal Products	—	330,534	—	330,534
Pharmaceuticals	—	428,159	—	428,159
Professional Services	—	112,009	—	112,009
Software	—	179,289	—	179,289
Specialty Retail	—	76,087	—	76,087
Textiles, Apparel & Luxury Goods	—	364,958	—	364,958
Tobacco	372,384	—	—	372,384
Wireless Telecommunication Services	—	70,167	—	70,167
Rights	29,388	—	—	29,388
Agency Collateralized Mortgage Obligation	—	16	—	16
Agency Commercial Mortgage-Backed Security	—	31,986	—	31,986
Agency Mortgage-Backed Securities	—	15,248,118	—	15,248,118
Corporate Bonds	—	23,095,230	—	23,095,230
Municipal Bond	—	8,928	—	8,928
Non-Agency Asset-Backed Securities	—	3,730,742	—	3,730,742
Non-Agency Collateralized Mortgage Obligations	—	246,043	—	246,043
Non-Agency Commercial Mortgage-Backed Securities	—	5,094,705	—	5,094,705
U.S. Treasury Obligations	—	15,369,231	—	15,369,231
Exchange-Traded Funds	1,610,404	—	—	1,610,404
Money Market Fund	2,809,940	—	—	2,809,940
Total Investments	$54,855,051	$67,067,961	$—	$121,923,012
Derivatives:

Assets:
Futures Contracts	$137,880	$—	$—	$137,880
Liabilities:
Futures Contracts	$(91,628)	$—	$—	$(91,628)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at September 30, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Delaware Wealth Builder Fund–16